Touchstone Mid Cap Value Opportunities Fund (Prospectus Summary) | Touchstone Mid Cap Value Opportunities Fund
TOUCHSTONE MID CAP VALUE OPPORTUNITIES FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital growth.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 51 and in the section entitled
"Choosing a Share Class" in the Fund's Statement of Additional Information on
page 65.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Mid Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Mid Cap Value Opportunities Fund		Class A		Class C	Class Y		Institutional
Management Fees		0.85%		0.85%	0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	none		none
Other Expenses	[1]	2.83%		0.52%	0.53%		0.37%
Acquired Fund Fees and Expenses	[2]	0.01%		0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		3.94%	[3]	2.38%	1.39%	[3]	1.23%	[3]
Fee Waiver and/or Expense Reimbursement	[4]	(2.64%)		(0.33%)	(0.34%)		(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	1.30%	[3]	2.05%	1.05%	[3]	0.90%	[3]
[1]	"Other expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated June 30, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses shown in the Fund's annual report.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.29%, 2.04%, 1.04% and 0.89% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively.This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation.See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Mid Cap Value Opportunities Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	700	308	107	92
Expense Example, with Redemption, 3 Years	1,478	711	407	358
Expense Example, with Redemption, 5 Years	2,273	1,241	728	644
Expense Example, with Redemption, 10 Years	4,335	2,691	1,639	1,460

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Mid Cap Value Opportunities Fund Class C	208	711	1,241	2,691

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the three months ended June 30, 2012, the portfolio turnover rate of the Fund was 20% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities of mid cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For purposes of this
Fund, mid cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the
Russell Midcap® Value Index (between approximately $301 million and $19.3 billion as of its most recent reconstitution on August 31, 2012). The size of the companies in the Russell Midcap® Value Index will change with market conditions. Equity securities include common and preferred stocks. The Fund may also invest in small cap companies and focus its investments in certain industries within certain sectors.

Thompson, Siegel & Walmsley LLC ("TS&W"), the Fund's sub-advisor, primarily invests in common stocks. TS&W seeks to invest in companies that it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. TS&W's mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company's attractiveness based on cash flows relative to other mid-cap stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. TS&W generally limits its investment universe to those companies with a minimum of three years of sound operating history.

TS&W's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including but not limited to sell-side research, company filings and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on the pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.

TS&W generally considers selling a security when the catalyst for the investment is no longer valid, when TS&W believes that another stock will have a higher expected return, or for portfolio risk management.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Sector Focus Risk: The Fund may focus its investments in certain industries within certain sectors. A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole.
Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance	[1],[2]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year and since inception compare with the Russell Midcap®
Value Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Mid Cap Value Opportunities Fund -- Class A shares Total Return as of December 31

Best Quarter: Worst Quarter: Third Quarter 2009 +15.62% Fourth Quarter 2008 -21.16% The year-to-date return for the Fund's Class A shares as of September 30, 2012 is 11.02%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account. After-tax returns are only shown for
Class A shares and after-tax returns for other Classes will vary.

Class A shares and Institutional shares began operations on June 4, 2007 and
Class Y shares began operations on December 9, 2008. Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to December 9, 2008. The Class Y shares performance for this period has been restated to exclude the maximum applicable sales charge for
Class A shares.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Mid Cap Value Opportunities Fund	Label	1 Year	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(2.39%)	(3.45%)	Jun. 04, 2007
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(3.45%)	(3.76%)	Jun. 04, 2007
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	(0.38%)	(2.98%)	Jun. 04, 2007
Class Y	Class Y Return Before Taxes	3.90%	(2.44%)	Jun. 04, 2007
Institutional	Institutional Return Before Taxes	4.04%	(1.77%)	Jun. 04, 2007
Russell Midcap® Value Index	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	(2.50%)	Jun. 04, 2007

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual TS&W Mid Cap Value Fund (the "Predecessor Fund") were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on April 16, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's Statement of Additional Information.